Segment reporting - Revenue from Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [line items]
Percentage of revenues from customers	10.00%
MR | Other related parties | Scorpio MR Pool Limited
Disclosure of major customers [line items]
Pool revenue	$ 497,003	$ 605,442	$ 639,743
LR2 | Other related parties | Scorpio LR2 Pool Limited
Disclosure of major customers [line items]
Pool revenue	416,014	405,244	456,002
Handymax | Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of major customers [line items]
Pool revenue	118,432	135,481	79,636
MR, LR2 and Handymax
Disclosure of major customers [line items]
Pool revenue	1,031,449	1,146,167	1,175,381
Scorpio MR Pool Limited | MR | Other related parties | Scorpio MR Pool Limited
Disclosure of major customers [line items]
Pool revenue	497,003	605,442	639,743
Scorpio LR2 Pool Limited | LR2 | Other related parties | Scorpio LR2 Pool Limited
Disclosure of major customers [line items]
Pool revenue	416,014	405,244	456,002
Scorpio Handymax Tanker Pool Limited | Handymax | Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of major customers [line items]
Pool revenue	$ 118,432	$ 135,481	$ 79,636